Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions and Balances
Schedule of significant related party transactions

	For the Year Ended December 31,
	2016	2017	2018
	RMB in thousands
Purchases of goods and services from Offline Business	—	3,741	162,992
Transfer of long-term investments to Offline Business	—	12,750	3,250

Schedule of significant related party balances

	December 31, 2017	December 31, 2018
	RMB in thousands
Amount due from related parties
Due from shareholders	22,800	—
Due from Offline Business	6,860	—
Total	29,660	—
Amount due to related parties
Due to Offline Business	(5,724)	(50,331)
Total	(5,724)	(50,331)